Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Unrealized holding gains on available-for-sale securities during the period, net of tax	$ 1,622	$ 199
Change in funded status of defined benefit plan, net of tax benefits	150	82
Amortization of prior service included in net periodic pension expense, net of tax	19	19
Amortization of net loss included in net periodic pension cost, net of tax	$ 20	$ 11